                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ]; Amendment Number: _____

This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Canal Insurance Co.
Address: P.O. Box 7
         Greenville, SC 29602

Form 13F File Number: 28-11026

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Rick Timmons
Title: Secretary, Treasurer & Senior Vice President - Investments
Phone: (864) 250-9291

Signature, Place, and Date of Signing:

                                     Greenville,
/s/ William R. Timmons, III          South Carolina              May 9, 2012
---------------------------        -------------------        -----------------
        [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Number of  Other Included Mangers: None

Form 13F Information Table Entry Total: 102
Form 13F Information Table Value Total: (thousands) 266,347
List of Other Included Mangers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

CANAL INSURANCE COMPANY
AND CANAL INDEMNITY COMPANY

SEC 13-F

                                             as of             3/31/2012

                                                                                                    VOTING AUTHORITY
                                  TITLE OF             MARKET VALUE SHARES/PAR        INVESTMENT ---------------------
        NAME OF ISSUER              CLASS     CUSIP      (1000'S)      VALUE   SH/PRN DISCRETION    SOLE   SHARED NONE
--------------------------------- -------- ----------- ------------ ---------- ------ ---------- --------- ------ ----
AMERIGROUP CORP 2.00% Conv Bond    BOND    03073T-AB-8        2,530  1,600,000   PRN     Sole    1,600,000
CERADYNE INC 2.875% Conv Corp Bd   BOND    156710-AA-3        2,875  2,875,000   PRN     Sole    2,875,000
ENERSYS 3.375% Convertible Bond    BOND    29275Y-AA-0        1,163  1,000,000   PRN     Sole    1,000,000
LEUCADIA NATL 3.75% Conv Corp Bd   BOND    527288-AX-2        1,499  1,190,000   PRN     Sole    1,190,000
MEDICIS PHRM 2.50% Conv Corp Bd    BOND    58470K-AA-2        1,325  1,000,000   PRN     Sole    1,000,000
NUANCE COMMUNIC  2.75% Conv Bds    BOND    67020Y-AB-6        1,456  1,000,000   PRN     Sole    1,000,000
TRANSOCEAN INC 1.50% Conv Bd       BOND    893830-AW-9        2,772  2,800,000   PRN     Sole    2,800,000
VERTEX PHARM 3.35% Corp Bond       BOND    92532F-AN-0        1,146  1,000,000   PRN     Sole    1,000,000
AAR CORP                           COM     000361-10-5          183     10,000    SH     Sole       10,000
AGL RESOURCE  INC.                 COM     001204-10-6          439     11,200    SH     Sole       11,200
AT&T INC                           COM     00206R-10-2          312     10,000    SH     Sole       10,000
ABBOTT LABORATORIES                COM     002824-10-0          613     10,000    SH     Sole       10,000
ADVANCED MICRO DEVICES  INC.       COM     007903-10-7          642     80,000    SH     Sole       80,000
ALTRIA GROUP INC                   COM     02209S-10-3          185      6,000    SH     Sole        6,000
ANADARKO PETROLEUM CORP            COM     032511-10-7        6,267     80,000    SH     Sole       80,000
APACHE CORP                        COM     037411-10-5        2,009     20,000    SH     Sole       20,000
BP AMOCO P L C ADR                 COM     055622-10-4        4,151     92,240    SH     Sole       92,240
BABCOCK & WILCOX CO New            COM     05615F-10-2        1,288     50,000    SH     Sole       50,000
BARD-C R-INC                       COM     067383-10-9        2,567     26,000    SH     Sole       26,000
BARRICK GOLD CORP                  COM     067901-10-8        1,716     39,576    SH     Sole       39,576
BAXTER INTERNATIONAL  INC          COM     071813-10-9        4,185     70,000    SH     Sole       70,000
BECTON DICKINSON                   COM     075887-10-9        3,106     40,000    SH     Sole       40,000
BHP BILLITON LTD                   COM     088606-10-8        8,688    120,000    SH     Sole      120,000
BRISTOL MYERS SQUIBB CO            COM     110122-10-8        4,440    131,549    SH     Sole      131,549
BROCADE COMMUNICATIONS SYSTEMS     COM     111621-30-6          575    100,000    SH     Sole      100,000
CVS CAREMARK CORP                  COM     126650-10-0        1,344     30,000    SH     Sole       30,000
CAMPBELL SOUP CO                   COM     134429-10-9        1,354     40,000    SH     Sole       40,000
CANADIAN PACIFIC RAILWAY LTD       COM     13645T-10-0        3,604     47,600    SH     Sole       47,600
CENOVUS ENERGY INC                 COM     15135U-10-9        3,590    100,000    SH     Sole      100,000
CHEVRON CORP                       COM     166764-10-0        9,570     89,240    SH     Sole       89,240
CISCO SYSTEMS                      COM     17275R-10-2        5,922    280,000    SH     Sole      280,000
CONOCOPHILLIPS                     COM     20825C-10-4        9,501    125,000    SH     Sole      125,000
DIREXION DAILY FINL BEAR ETF       COM     25459W-14-4        2,478    120,000    SH     Sole      120,000
DOMINION RESOURCES INC             COM     25746U-10-9        1,768     34,528    SH     Sole       34,528
DUPONT DENEMOURS & CO              COM     263534-10-9        1,111     21,000    SH     Sole       21,000
DUKE ENERGY HOLDING CORPORATION    COM     26441C-10-5        5,000    238,000    SH     Sole      238,000

EMC CORP                           COM     268648-10-2        4,528    151,553    SH     Sole      151,553
ECHO GLOBAL LOGISTICS INC          COM     27875T-10-1          111      6,900    SH     Sole        6,900
ENCANA CORPORATION                 COM     292505-10-4        1,959    100,000    SH     Sole      100,000
EXXON MOBIL CORP                   COM     30231G-10-2        9,107    105,000    SH     Sole      105,000
FLUOR CORP NEW                     COM     343412-10-2        2,402     40,000    SH     Sole       40,000
FLOWERS FOODS                      COM     343498-10-1        1,857     91,162    SH     Sole       91,162
FREEPORT MCMORAN COPPER & GOLD     COM     35671D-85-7          941     24,740    SH     Sole       24,740
GENERAL DYNAMICS CORPORATION       COM     369550-10-8        1,468     20,000    SH     Sole       20,000
GLOBAL  PAYMENTS INC               COM     37940X-10-2        2,563     54,000    SH     Sole       54,000
GUIDEWIRE SOFTWARE INC             COM     40171V-10-0        1,539     50,000    SH     Sole       50,000
HARRIS CORP                        COM     413875-10-5        1,803     40,000    SH     Sole       40,000
HEWLETT PACKARD COMPANY            COM     428236-10-3        3,575    150,000    SH     Sole      150,000
HOME DEPOT INC                     COM     437076-10-2        2,012     40,000    SH     Sole       40,000
HORNBECK OFFSHORE SERVICES INC     COM     440543-10-6        1,261     30,000    SH     Sole       30,000
HUNTINGTON INGALLS INDUSTRIES      COM     446413-10-6          374      9,285    SH     Sole        9,285
ILLINOIS TOOL WORKS INC            COM     452308-10-9          343      6,000    SH     Sole        6,000
INTEL CORP                         COM     458140-10-0        1,687     60,000    SH     Sole       60,000
INTERNATIONAL BUSINESS MACHS CORP  COM     459200-10-1       17,318     83,000    SH     Sole       83,000
JOHNSON & JOHNSON                  COM     478160-10-4        6,596    100,000    SH     Sole      100,000
KRAFT FOODS INC                    COM     50075N-10-4          193      5,076    SH     Sole        5,076
L-3 COMMUNICATIONS HLDGS           COM     502424-10-4          708     10,000    SH     Sole       10,000
LINCOLN NATIONAL CORP              COM     534187-10-9          599     22,734    SH     Sole       22,734
LOCKHEED MARTIN CORPORATION        COM     539830-10-9        7,189     80,000    SH     Sole       80,000
MCDERMOTT INTERNATIONAL  INC       COM     580037-10-9        2,562    200,000    SH     Sole      200,000
MERCK & COMPANY New                COM     58933Y-10-5        4,224    110,000    SH     Sole      110,000
MICROSOFT CORP                     COM     594918-10-4        9,030    280,000    SH     Sole      280,000
MONSANTO COMPANY                   COM     61166W-10-1          816     10,234    SH     Sole       10,234
NEWMONT MINING CORP                COM     651639-10-6        3,464     67,561    SH     Sole       67,561
NORTHROP GRUMMAN CORP              COM     666807-10-2        3,403     55,712    SH     Sole       55,712
NUANCE COMMUNICATIONS INC          COM     67020Y-10-0           51      2,000    SH     Sole        2,000
ORBITAL SCIENCES CORP              COM     685564-10-6        1,101     83,700    SH     Sole       83,700
PFIZER INC                         COM     717081-10-3        4,669    206,050    SH     Sole      206,050
PHILIP MORRIS INTERNATIONAL        COM     718172-10-9          266      3,000    SH     Sole        3,000
PIEDMONT NATURAL GAS COMPANY INC   COM     720186-10-5        8,008    257,738    SH     Sole      257,738
POWERSHARES DB INDEX COMMODITY
ETF                                COM     73935S-10-5          720     25,000    SH     Sole       25,000
PROGRESS ENERGY INC                COM     743263-10-5        2,124     40,000    SH     Sole       40,000
ULTRASHORT S&P 500 PROSHARES ETF   COM     74347R-88-3        6,036    400,000    SH     Sole      400,000
RAYTHEON CO                        COM     755111-50-7        7,046    133,500    SH     Sole      133,500
SCANA CORP                         COM     80589M-10-2        2,098     46,000    SH     Sole       46,000
SCANSOURCE INC.                    COM     806037-10-7        2,931     78,535    SH     Sole       78,535
SCHLUMBERGER LTD                   COM     806857-10-8        5,664     81,000    SH     Sole       81,000
SPECTRA ENERGY CORP                COM     847560-10-9        4,890    155,000    SH     Sole      155,000
TEXAS INSTRUMENTS INC              COM     882508-10-4        1,681     50,000    SH     Sole       50,000
THERMO FISHER SCIENTIFIC INC       COM     883556-10-2        1,128     20,000    SH     Sole       20,000
TRIMBLE NAVIGATIONS LTD            COM     896239-10-0        1,633     30,000    SH     Sole       30,000
UNITED TECHNOLOGIES CORP           COM     913017-10-9        9,538    115,000    SH     Sole      115,000
VERTEX PHARMACEUTICALS             COM     92532F-10-0          820     20,000    SH     Sole       20,000

WILLIAMS COMPANIES                 COM     969457-10-0        4,930    160,000    SH     Sole      160,000
WPX ENERGY INC                     COM     98212B-10-3        1,801    100,000    SH     Sole      100,000
XEROX CORPORATION                  COM     984121-10-3        1,212    150,000    SH     Sole      150,000
ZIMMER HOLDINGS INC                COM     98956P-10-2          321      5,000    SH     Sole        5,000
COVIDIEN LTD                       COM     G2554F-11-3        1,367     25,000    SH     Sole       25,000
NABORS INDUSTRIES LTD              COM     G6359F-10-3          630     36,000    SH     Sole       36,000
TRANSOCEAN INC.                    COM     H8817H-10-0        1,312     23,992    SH     Sole       23,992
ADVANCED MICRO DEVICES  INC.
07/21/12 CALLS                     CALLS   007903-10-7          (30)   -40,000    SH     Sole      -40,000
BHP BILLITON LTD 05/19/12 CALLS    CALLS   088606-10-8           (1)   -20,000    SH     Sole      -20,000
BROCADE COMMUNICATIONS SYSTEMS
04/21/12  CALLS                    CALLS   111621-30-6           (8)  -100,000    SH     Sole     -100,000
CISCO SYSTEMS 06/16/12 CALLS       CALLS   17275R-10-2          (91)   -60,000    SH     Sole      -60,000
CVS CAREMARK CORP 05/19/12  CALLS  CALLS   126650-10-0          (74)   -30,000    SH     Sole      -30,000
EMC CORP 04/21/12 CALLS            CALLS   268648-10-2          (35)   -50,000    SH     Sole      -50,000
HOME DEPOT INC 05/19/12 CALLS      CALLS   437076-10-2         (132)   -30,000    SH     Sole      -30,000
JOHNSON & JOHNSON 07/21/12 CALLS   CALLS   478160-10-4          (56)   -30,000    SH     Sole      -30,000
MCDERMOTT INTERNATIONAL  INC
05/19/12 CALLS                     CALLS   580037-10-9          (32)   -80,000    SH     Sole      -80,000
RAYTHEON CO 05/19/12 CALLS         CALLS   755111-50-7          (37)   -30,000    SH     Sole      -30,000
TRANSOCEAN INC. 08/18/12 CALLS     CALLS   H8817H-10-0          (56)   -20,000    SH     Sole      -20,000
VERTEX PHARMACEUTICALS 07/21/12
CALLS                              CALLS   92532F-10-0          (82)   -20,000    SH     Sole      -20,000
                                                            266,347